Deferred revenue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred revenue
31.	Deferred revenue
Deferred revenue primarily consists of rent income and it is classified as current at 31 December 2019 and 2018. The amount of deferred revenue is TL 56,544 and TL 8,948 as at 31 December 2019 and 2018, respectively.